EQUITY (Notes)	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
EQUITY
EQUITY

Dividends - Dividends paid on our common stock to shareholders of record at the close of business on January 30, 2017, were $0.615 per share. A dividend of $0.615 per share was declared for shareholders of record at the close of business on May 1, 2017, payable May 15, 2017.

In April 2017, through a wholly owned subsidiary, we contributed 20,000 shares of newly issued Series E Non-Voting Perpetual Preferred Stock (Series E Preferred Stock), par value $0.01 per share, having an aggregate value of $20 million, to ONEOK Foundation, Inc. (the Foundation) for use in future charitable and nonprofit causes. The contribution will be recorded as a $20 million noncash expense in the second quarter of 2017. The Series E Preferred Stock is expected to pay quarterly dividends on each share of Series E Preferred Stock, when, as and if declared by our Board of Directors, at a rate of 5.5 percent per year.

See Note K for a discussion of ONEOK Partners’ issuance of common units and distributions to noncontrolling interests.